Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 507,602,982.73
Previously Paid Amount	0.00
Total Fee Amount	44,161.46
Total Offset Amount	0.00
Net Fee	$ 44,161.46
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A